Schedule of investments
Delaware Ivy VIP Core Equity
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ — 99.33%
Communication Services — 6.78%
Alphabet Class A †	208,029	$ 27,222,675
Take-Two Interactive Software †	73,596	10,332,142
		37,554,817
Consumer Discretionary — 8.31%
Amazon.com †	178,784	22,727,022
Aptiv †	120,822	11,911,841
AutoZone †	4,464	11,338,515
		45,977,378
Consumer Staples — 4.22%
Costco Wholesale	27,130	15,327,365
Procter & Gamble	54,897	8,007,276
		23,334,641
Energy — 2.91%
ConocoPhillips	89,769	10,754,326
Schlumberger	92,103	5,369,605
		16,123,931
Financials — 18.77%
Allstate	37,549	4,183,334
American Express	47,850	7,138,741
Aon Class A	31,786	10,305,657
Blackstone	88,721	9,505,568
Capital One Financial	54,631	5,301,939
Discover Financial Services	61,703	5,345,331
Fiserv †	86,469	9,767,538
Intercontinental Exchange	81,265	8,940,775
JPMorgan Chase & Co.	52,741	7,648,500
KKR & Co.	149,413	9,203,841
Mastercard Class A	26,270	10,400,556
Morgan Stanley	112,349	9,175,543
Progressive	50,181	6,990,213
		103,907,536
Healthcare — 12.68%
Abbott Laboratories	67,932	6,579,214
Biogen †	10,969	2,819,143
Danaher	35,859	8,896,618
HCA Healthcare	63,223	15,551,594
UnitedHealth Group	56,958	28,717,654
Vertex Pharmaceuticals †	21,895	7,613,767
		70,177,990
Industrials — 6.83%
Airbus ADR	436,682	14,611,380
Equifax	12,254	2,244,688
Howmet Aerospace	179,753	8,313,576
United Rentals	28,370	12,612,451
		37,782,095
Information Technology — 30.97%
Apple	125,471	21,481,890
Applied Materials	96,372	13,342,703
Intuit	23,115	11,810,378
KLA	11,801	5,412,647
Microchip Technology	144,637	11,288,918
Microsoft	152,149	48,041,047
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
NVIDIA	23,820	$ 10,361,462
Salesforce †	48,830	9,901,747
Seagate Technology Holdings	105,811	6,978,235
TE Connectivity	130,147	16,077,059
VeriSign †	53,450	10,825,229
Zebra Technologies Class A †	25,031	5,920,582
		171,441,897
Materials — 5.67%
Crown Holdings	65,289	5,776,770
Linde	39,220	14,603,567
Sherwin-Williams	43,156	11,006,938
		31,387,275
Utilities — 2.19%
NextEra Energy	211,878	12,138,491
		12,138,491
Total Common Stocks♦ (cost $467,595,442)		549,826,051

Short-Term Investments — 0.83%
Money Market Mutual Funds — 0.83%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	1,150,635	1,150,635
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	1,150,636	1,150,636
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	1,150,633	1,150,633
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	1,150,636	1,150,636
Total Short-Term Investments (cost $4,602,540)		4,602,540

Total Value of Securities—100.16% (cost $472,197,982)		554,428,591
Liabilities Net of Receivables and Other Assets—(0.16%)		(907,391)
Net Assets Applicable to 48,740,577 Shares Outstanding—100.00%		$553,521,200
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

NQ- IV095 [0923] 1123 (3218078)    1

Schedule of investments
Delaware Ivy VIP Core Equity   (Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
2    NQ- IV095 [0923] 1123 (3218078)